BORROWINGS AND LEASE OBLIGATIONS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBorrowingsAndLeaseObligationsLineItems [Line Items]
Beginning balance	$ 309.8	$ 463.7	$ 289.1
IFRS 16 Implementation	1,268.7
Beginning balance, adjusted	1,578.5
Cash flows from/(used in) operating, financing and investing activities	82.0	(98.8)	51.1
Repayments of financial debt		(48.3)	(28.0)
Loan from common control transaction			154.7
Lease payments	(308.9)	0.0	0.0
Cash flow	(390.9)	(147.1)	177.8
Additions to lease obligations	389.4
Business combinations	3.3
Change in terms of lease obligations	(76.5)
Interest on lease obligations	56.2
Reclassification from change in debt maturities	0.0
Currency translation adjustments	14.9	(6.8)	(3.2)
Other non-cash transactions	387.3	(6.8)	(3.2)
Ending balance	1,574.9	309.8	463.7
Cash and cash equivalents
DisclosureOfBorrowingsAndLeaseObligationsLineItems [Line Items]
Beginning balance	234.2	137.4	187.6
IFRS 16 Implementation	0.0
Beginning balance, adjusted	234.2
Cash flows from/(used in) operating, financing and investing activities	82.0	98.8	(51.1)
Lease payments	0.0
Cash flow	82.0	98.8	(51.1)
Additions to lease obligations	0.0
Business combinations	0.0
Change in terms of lease obligations	0.0
Interest on lease obligations	0.0
Reclassification from change in debt maturities	0.0
Currency translation adjustments	1.8	(2.0)	0.9
Other non-cash transactions	1.8	(2.0)	0.9
Ending balance	318.0	234.2	137.4
Lease obligations
DisclosureOfBorrowingsAndLeaseObligationsLineItems [Line Items]
Beginning balance	0.0
IFRS 16 Implementation	1,268.7
Beginning balance, adjusted	1,268.7
Cash flows from/(used in) operating, financing and investing activities	0.0
Lease payments	(308.9)
Cash flow	(308.9)
Additions to lease obligations	389.4
Business combinations	3.3
Change in terms of lease obligations	(76.5)
Interest on lease obligations	56.2
Reclassification from change in debt maturities	0.0
Currency translation adjustments	11.7
Other non-cash transactions	384.1
Ending balance	1,343.9	0.0
Borrowings, current
DisclosureOfBorrowingsAndLeaseObligationsLineItems [Line Items]
Beginning balance	51.4	80.7	1.5
IFRS 16 Implementation	0.0
Beginning balance, adjusted	51.4
Cash flows from/(used in) operating, financing and investing activities	0.0
Repayments of financial debt		(24.6)	(21.5)
Loan from common control transaction			103.1
Lease payments	0.0
Cash flow	0.0	(24.6)	81.6
Additions to lease obligations	0.0
Business combinations	0.0
Change in terms of lease obligations	0.0
Interest on lease obligations	0.0
Reclassification from change in debt maturities	(8.0)
Currency translation adjustments	2.5	(4.7)	(2.4)
Other non-cash transactions	(5.5)	(4.7)	(2.4)
Ending balance	45.9	51.4	80.7
Borrowings, non-current
DisclosureOfBorrowingsAndLeaseObligationsLineItems [Line Items]
Beginning balance	492.6	520.4	475.2
IFRS 16 Implementation	0.0
Beginning balance, adjusted	492.6
Cash flows from/(used in) operating, financing and investing activities	0.0
Repayments of financial debt		(23.7)	(6.5)
Loan from common control transaction			51.6
Lease payments	0.0
Cash flow	0.0	(23.7)	45.1
Additions to lease obligations	0.0
Business combinations	0.0
Change in terms of lease obligations	0.0
Interest on lease obligations	0.0
Reclassification from change in debt maturities	8.0
Currency translation adjustments	2.5	(4.1)	0.1
Other non-cash transactions	10.5	(4.1)	0.1
Ending balance	$ 503.1	$ 492.6	$ 520.4